Revenue - Schedule of Revenue Recognized in Statements of Profit or Loss (Parenthetical) (Detail) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue [abstract]
Deferred revenue from associate	€ 577	€ 1,202